SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SHORT-TERM INVESTMENTS.
Bank time deposits	¥ 7,057,770		¥ 14,874,498
Wealth management products	21,625,789		20,474,093
Held-to-maturity debt investments	5,526,195		5,417,761
Available-for-sale debt investments	5,370,207		551,348
Total	¥ 39,579,961	$ 5,659,859	¥ 41,317,700